Leases - Schedule of Balances for the Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balances for the Operating Leases [Abstract]
Operating lease right-of-use assets	$ 73	$ 6,383
Lease liabilities – current	(4)	(2,250)
Lease liabilities – non-current		(4,804)
Total operating lease liabilities	(4)	(7,054)
Operating lease expense	903	2,767	$ 2,383
Short-term lease expense	283	314	2,252
Lease termination expense	56	74
Total lease expense	$ 1,242	$ 3,155	$ 4,635
Weighted-average remaining lease term (in years)	6 months	2 years 11 months 26 days
Weighted-average discount rate	3.10%	4.31%